Liquidity	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity
Liquidity
Accounting standard ASC-205-40, Presentation of Financial Statements - Going Concern, requires management to assess if the Company will have sufficient liquidity to continue as a going concern for the one -year period following the issuance of its consolidated financial statements.
As at December 31, 2019, two of the Company's term loans, with an aggregate outstanding balance of $145.0 million, were guaranteed by Teekay and contain certain covenants (see note 11). As part of the Company's assessment of its liquidity, it has considered Teekay's ability to comply with the covenants of these term loans for the one-year period following the issuance of the Company's consolidated financial statements. Teekay has informed the Company that it expects it will comply with all required covenants and have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of Teekay's consolidated financial statements. Consequently, the Company does not expect any negative impact on its liquidity as a result of Teekay's obligations under the two term loans. The new debt facility entered into in January 2020 was used to repay one of these term loan facilities, which was scheduled to mature in 2021.
Based on the Company’s liquidity as at the date these consolidated financial statements were issued, including the liquidity it had recently generated from the increase in the Working Capital Loan (note 10), recent asset sales, the new debt facility completed in January 2020 and operations over the following year assuming no significant decline in spot tanker rates, the Company estimates that it will have sufficient liquidity to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.